LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Three months ended March 31,
	2014	2013
Net loss available for stockholders	$(15,093,726)	$(509,054)
Weighted average outstanding shares of common stock	50,511,090	43,029,189
Dilutive effect of stock options and warrants	-	-
Common stock and equivalents	50,511,090	43,029,189

Net loss per share – Basic and diluted	$(0.30)	$(0.01)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.

Components of net loss per share for the year ended December 31, 2013 and 2012 are as follows:

	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012
		(Restated)
Net income (loss) attributable to common stockholders	$(3,037,594)	$(696,357)

Basic and fully diluted loss per common share	$(0.07)	$(0.01)

Basic and fully diluted weighted average common shares outstanding	45,327,116	47,646,411

Basic loss per share is computed by dividing loss to common stockholders by the weighted average number of common shares outstanding (including shares reserved for issuance) during the period. Diluted loss per share includes potentially dilutive securities such as warrants and converted notes using various methods such as the treasury stock or modified treasury stock method in the determination of dilutive shares outstanding during each reporting period. The equity instruments attached to the warrants were not included in the loss per share calculations because inclusion would have been anti-dilutive.